Condensed Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
General and administrative	$ 562,032	$ 327,561	$ 136,304	$ 776,434	$ 556,227	$ 935,400
Loss from operations	(562,032)	(327,561)	(136,304)	(776,434)	(556,227)	(935,400)
Other income (expense):
Change in fair value of derivative liability	(3,010,000)	(3,150,000)	(360,000)	2,700,000	(1,760,000)	(5,890,000)
Transaction costs allocated to warrant liability			(238,423)
Interest earned on marketable securities held in Trust Account	2,498	44,307	154,572	4,971	369,655	383,150
Total other (expense) income, net	(3,007,502)	(3,105,693)		2,704,971	(1,390,345)
(Loss) Income before income taxes	(3,569,534)	(3,433,254)	(580,155)	1,928,537	(1,946,572)	(6,442,250)
Benefit from (Provision for) income taxes		1,195	(16,225)		(56,628)	(38,451)
Net (loss) income	$ (3,569,534)	$ (3,432,059)	$ (596,380)	$ 1,928,537	$ (2,003,200)	$ (6,480,701)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted income per share, Class A redeemable common stock (in Dollars per share)	$ 0	$ 0	$ 0.01	$ 0	$ 0.02	$ 0.01
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)	2,500,000	2,500,000	2,500,000 [1]	2,500,000	2,500,000	2,500,000	[1]
Basic and diluted net (loss) income per share, Class B non-redeemable common stock (in Dollars per share)	$ (1.43)	$ (1.37)	$ (0.26)	$ 0.77	$ (0.8)	$ (2.65)
Jasper Therapeutics, Inc.
General and administrative				$ 5,096,000	$ 2,001,000	$ 4,800,000		$ 1,092,000
Loss from operations				(14,672,000)	(8,717,000)	(20,683,000)		(4,710,000)
Interest and other income, net				5,000	18,000	(111,000)		(533,000)
Total other expense, net				(3,496,000)	(2,140,000)	(10,986,000)		(277,000)
Net loss and comprehensive loss				$ (18,168,000)	$ (10,857,000)	$ (31,669,000)		$ (4,987,000)
Net loss per share attributable to common stockholders, basic and diluted (in Dollars per share)				$ (2.51)	$ (1.85)	$ (5.17)		$ (1.11)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in Shares)				7,235,862	5,867,684	6,125,897		4,510,978
Other income (expense):
Change in fair value of derivative liability				$ (3,501,000)	$ (2,158,000)	$ (10,875,000)		$ 256,000
Operating expenses
Research and development				9,576,000	6,716,000	15,883,000		3,618,000
Total operating expenses				$ 14,672,000	$ 8,717,000	$ 20,683,000		$ 4,710,000

[1]	In 2019, excluded an aggregate of up to 375,000 Class B shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.